S000084922 [Member] Expense Example - Barrow Hanley Emerging Markets Value Fund	Sep. 30, 2025 USD ($)
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,841
Expense Example, with Redemption, 10 Years	4,105
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	1,036
Expense Example, with Redemption, 5 Years	1,958
Expense Example, with Redemption, 10 Years	4,316
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,841
Expense Example, with Redemption, 10 Years	4,105
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	992
Expense Example, with Redemption, 5 Years	1,888
Expense Example, with Redemption, 10 Years	$ 4,190